Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Finance Income And Costs [abstract]
Cash flow hedges - reclassified to profit or loss	₺ 1,410,997		₺ 568,370
Net fair value gains and interest on derivative financial instruments	317,820		654,933
Interest income	366,695	₺ 288,010	395,045
Other	23,971	9,440	58,766
Finance income	2,119,483	297,450	1,677,114
Net foreign exchange losses	(2,409,550)	(1,039,618)	(2,695,045)
Net interest expenses for financial assets and liabilities measured at amortized cost	(811,439)	(874,535)	(552,101)
Net fair value losses and interest on derivative financial instruments		(550,438)
Cash flow hedges - reclassified to profit or loss		461,133
Other	(30,175)	(21,660)	(116,926)
Finance costs	(3,251,164)	(2,025,118)	(3,364,072)
Net finance costs	(1,131,681)	(1,727,668)	(1,686,958)
Interest income on financial assets at amortized cost	281,993	316,932	255,019
Interest expense on financial assets at amortized cost	₺ (1,093,432)	₺ (1,191,467)	₺ (807,120)